UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/08

Check here if Amendment [  ]; Amendment Number:
      This Amendment (Check only one.):   [ ] is a restatement
                                          [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Holland Capital Management LLC
Address:   One N. Wacker Drive, Suite 700
           Chicago, IL 60606


Form 13F File Number:  28-04636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Susan Chamberlain
Title:   CCO
Phone:   312-553-4844

Signature, Place, and Date of Signing:

    /s/ Susan Chamberlain             Chicago, IL        10/27/08
    ---------------------             -----------        --------
         [Signature]                [City, State]        [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        Form 13F File Number               Name

        28-
        [Repeat as necessary.]

                          HOLLAND CAPITAL MANAGEMENT

                             FORM 13F SUMMARY PAGE
                              AS OF DATE: 09/30/08

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   80

FORM 13F INFORMATION TABLE VALUE TOTAL:   $1,268,581
                                          (thousands)

LIST OF OTHER INCLUDED MANAGERS:

NO. 13F FILE NUMBER     NAME

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems                  cs               00724f101    45847  1161575 SH       Sole                                    1161575
Affiliated Computer Services   cs               008190100    20286   400675 SH       Sole                                     400675
AFLAC                          cs               001055102    19793   336900 SH       Sole                                     336900
American Tower                 cs               029912201    24182   672275 SH       Sole                                     672275
Apple                          cs               037833100    40702   358100 SH       Sole                                     358100
Automatic Data Processing      cs               053015103    16905   395450 SH       Sole                                     395450
BioMarin                       cs               09061g101     2146    81000 SH       Sole                                      81000
BJ Services Company            cs               055482103    10598   554025 SH       Sole                                     554025
Burlington Northern            cs               12189T104    31717   343150 SH       Sole                                     343150
Chicago Bridge & Iron          cs               167250109      574    29850 SH       Sole                                      29850
Cisco Systems                  cs               17275r102    38443  1704025 SH       Sole                                    1704025
Citrix Systems                 cs               177376100    47243  1870250 SH       Sole                                    1870250
Copart, Inc.                   cs               217204106     3578    94150 SH       Sole                                      94150
Costco                         cs               22160k105    10162   156500 SH       Sole                                     156500
Covidien                       cs               G2552X108    23031   428400 SH       Sole                                     428400
CVS Caremark                   cs               126650100    19270   572500 SH       Sole                                     572500
Diageo ADR                     cs               25243Q205    15552   225850 SH       Sole                                     225850
Disney                         cs               254687106    20399   664675 SH       Sole                                     664675
Donaldson                      cs               257651109     2343    55900 SH       Sole                                      55900
Estee Lauder                   cs               518439104     2595    52000 SH       Sole                                      52000
Expeditors International       cs               302130109    14494   416025 SH       Sole                                     416025
Exxon Mobil                    cs               30231G102    27364   352350 SH       Sole                                     352350
FactSet Research Systems       cs               303075105     1251    23950 SH       Sole                                      23950
Fiserv, Inc.                   cs               337738108     2018    42650 SH       Sole                                      42650
FormFactor                     cs               346375108     1473    84550 SH       Sole                                      84550
General Electric               cs               369604103     1157    45375 SH       Sole                                      45375
Genzyme Corporation            cs               372917104    29298   362200 SH       Sole                                     362200
Global Payments                cs               37940X102     2225    49600 SH       Sole                                      49600
Google                         cs               38259p508    26382    65870 SH       Sole                                      65870
Halliburton Company            cs               406216101    29815   920500 SH       Sole                                     920500
Honeywell International        cs               438516106    21144   508875 SH       Sole                                     508875
Hospira                        cs               441060100    22974   601425 SH       Sole                                     601425
Intel                          cs               458140100    20639  1101900 SH       Sole                                    1101900
Intl Business Machines         cs               459200101    32316   276300 SH       Sole                                     276300
Intl Game Technology           cs               459902102    10939   636750 SH       Sole                                     636750
Iron Mountain                  cs               462846106     2288    93750 SH       Sole                                      93750
Jacobs Engineering Group       cs               469814107     2512    46250 SH       Sole                                      46250
Kansas City Southern           cs               485170302     3646    82200 SH       Sole                                      82200
Kohl's Corporation             cs               500255104     7436   161375 SH       Sole                                     161375
Laboratory Corporation of Amer cs               50540R409    22254   320200 SH       Sole                                     320200
Linear Technology              cs               535678106     1354    44150 SH       Sole                                      44150
McCormick & Co.                cs               579780206     2086    54250 SH       Sole                                      54250
McKesson Corporation           cs               58155q103    23943   444950 SH       Sole                                     444950
Microsoft                      cs               594918104    49119  1840357 SH       Sole                                    1840357
MSC Industrial Direct          cs               553530106    14412   312825 SH       Sole                                     312825
Noble Corporation              cs               G65422100    19162   436500 SH       Sole                                     436500
Occidental Petroleum           cs               674599105    37909   538100 SH       Sole                                     538100
Omnicom Group                  cs               681919106     2071    53700 SH       Sole                                      53700
optionsXpress                  cs               684010101     2088   107500 SH       Sole                                     107500
Paychex                        cs               704326107     1837    55625 SH       Sole                                      55625
PepsiCo                        cs               713448108    39917   560075 SH       Sole                                     560075
Portfolio Recovery Associates  cs               73640q105     1174    24150 SH       Sole                                      24150
Praxair                        cs               74005p104    12644   176250 SH       Sole                                     176250
Procter & Gamble               cs               742718109    34577   496150 SH       Sole                                     496150
QUALCOMM                       cs               747525103    16888   393025 SH       Sole                                     393025
Questar Corporation            cs               748356102    16045   392100 SH       Sole                                     392100
Range Resources                cs               75281A109     3890    90750 SH       Sole                                      90750
Roper Industries               cs               776696106    21911   384675 SH       Sole                                     384675
Ross Stores                    cs               778296103     1787    48550 SH       Sole                                      48550
Schering-Plough                cs               806605101    31912  1727750 SH       Sole                                    1727750
Smith International            cs               832110100     1190    20296 SH       Sole                                      20296
Southwestern Energy            cs               845467109    24682   808200 SH       Sole                                     808200
St. Mary Land & Exploration    cs               792228108     1932    54200 SH       Sole                                      54200
Staples                        cs               855030102    16907   751425 SH       Sole                                     751425
Suntech Power ADR              cs               86800c104    35385   986475 SH       Sole                                     986475
Symantec Corporation           cs               871503108    16242   829500 SH       Sole                                     829500
TD Ameritrade                  cs               87236y108    20367  1221770 SH       Sole                                    1221770
Terex                          cs               880779103      700    22950 SH       Sole                                      22950
Tiffany & Co.                  cs               886547108     1162    32700 SH       Sole                                      32700
Total Systems Services         cs               891906109      632    38550 SH       Sole                                      38550
United Technologies            cs               913017109    15547   258850 SH       Sole                                     258850
UPS                            cs               911312106    18869   300025 SH       Sole                                     300025
VCA Antech                     cs               918194101     1630    55300 SH       Sole                                      55300
Visa                           cs               92826c839    14130   230175 SH       Sole                                     230175
Wal-Mart Stores                cs               931142103    13450   224575 SH       Sole                                     224575
Waters Corporation             cs               941848103     2740    47100 SH       Sole                                      47100
Willis Group Holdings          cs               G96655108     1092    33850 SH       Sole                                      33850
XTO Energy                     cs               98385X106    42565   914978 SH       Sole                                     914978
Yum! Brands                    cs               988498101    26268   805525 SH       Sole                                     805525
Zebra Technologies             cs               989207105     1373    49300 SH       Sole                                      49300